Fair Value of Securities Available For Sale (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Fair Value	$ 50,857	$ 43,931	$ 43,175
Gross Unrealized Gains	1,269	1,012	434
Gross Unrealized Losses	(116)	(5)	(846)
U. S. government agencies
Schedule of Available-for-sale Securities [Line Items]
Fair Value	15,358	9,041	11,801
Gross Unrealized Gains	52	42	13
Gross Unrealized Losses	(74)		(216)
State and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Fair Value	11,053	12,926	12,868
Gross Unrealized Gains	771	482	173
Gross Unrealized Losses	(16)	(3)	(470)
Mortgage-backed securities-Government sponsored entities (GSE) residential
Schedule of Available-for-sale Securities [Line Items]
Fair Value	24,190	21,665	18,198
Gross Unrealized Gains	443	477	248
Gross Unrealized Losses	(24)	(1)	(154)
Preferred stock
Schedule of Available-for-sale Securities [Line Items]
Fair Value	13	25	11
Gross Unrealized Gains		10
Gross Unrealized Losses	(2)		(3)
SBA guaranteed
Schedule of Available-for-sale Securities [Line Items]
Fair Value	243	274	297
Gross Unrealized Gains	3	1
Gross Unrealized Losses		$ (1)	$ (3)